Basis of Presentation and General information (Details)	9 Months Ended
Sep. 30, 2019 t
Spetses Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic P
DWT	76,453
Year Built	2004
Delivery date to Castor	2017-02
Bistro Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel name	Magic Sun
DWT	75,311
Year Built	2001
Delivery date to Castor	2019-09
Thalassa [Member] | Series B Preferred Shares [Member]
General Information [Abstract]
Percentage of shares held	100.00%
Thalassa [Member] | Common Shares [Member]
General Information [Abstract]
Percentage of shares held	37.30%